Significant accounting judgements, estimates and assumptions - Additional information (Detail) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Tax rate	35.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Asset retirement obligations			$ 16,253,000	$ 23,933,000	$ 21,748,000	$ 16,253,000
Impairment loss		$ 0	$ 0		$ 0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate				25.00%
Argentina [Member] | Non Operating Conventional Oil Concessions and Gas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss				$ 394
Mexico [member]
Disclosure of information for cash-generating units [line items]
Tax rate				30.00%
Mexico [member] | Conventional Oil and Gas Operating Concessions [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss				$ 14,044